Financial assets and financial liabilities (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Financial Assets And Financial Liabilities
Notes payable beginning		R$ 72,726	R$ 76,181
Payments	[1]	(15,008)	(11,068)
Monetary indexation		4,458	7,613
Notes payable ending		62,176	72,726
Current liabilities		62,176	14,478
Non-current liabilities			R$ 58,248

[1]	The amounts have been included on the investing activities of the cash flow statement.